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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael L. Gordon
Title:            Chief Operating Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:
/s/ Michael L. Gordon                            New York, New York                    November 14, 2006
---------------------------                 ---------------------------    ----------------------------------------
        [Signature]                               [City, State]                             [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                  127
                                                          ------------------

Form 13F Information Table Value Total:                           $1,242,145
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         --------------------------         ------------------

         None.

                                                            Angelo, Gordon & Co., L.P.
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2006

                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                        TITLE OF               FAIR MARKET SHARES OR
                         CLASS          CUSIP      VALUE   PRINCIPAL  SH/ PUT/          SHARED   SHARED OTHER
ISSUER                                  NUMBER     (IN       AMOUNT   PRN CALL  SOLE    DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
                                                THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I                CL A         004329108  $6,779    715,790   SH        SOLE                            715,790
------------------------------------------------------------------------------------------------------------------------------------
ADVO INC                  COM          007585102  $18,942   677,000   SH        SOLE                            677,000
------------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL    COM          008273104   $900      92,850   SH        SOLE                             92,850
COMMUNITIES
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC              COM          01642T108  $1,585    100,000   SH        SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC              COM          018490102  $2,815     25,000   SH        SOLE                             25,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS
CMNTYS INC                COM          024835100  $5,102    200,000   SH        SOLE                            200,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR     COM          02607P305  $1,116    100,000   SH        SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN REPROGRAPHICS
CO                        COM          029263100  $16,883   526,600   SH        SOLE                            526,600
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP       CL A         029912201  $8,760    240,000   SH        SOLE                            240,000
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC      NOTE 5.000%  031652AH3  $3,760   4,000,000 PRN        SOLE                           4,000,000
                          3/1
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS
INC                       COM          032346108  $1,895     43,000   SH        SOLE                             43,000
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS
INC                       COM          032346108  $1,895     43,000   SH  Put   SOLE                             43,000
------------------------------------------------------------------------------------------------------------------------------------
ANDRX CORP DEL            ANDRX GROUP  034553107  $32,485  1,329,700  SH        SOLE                           1,329,700
------------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES INC      COM          001941103  $52,041  2,425,000  SH        SOLE                           2,425,000
------------------------------------------------------------------------------------------------------------------------------------
BARD CR INC               COM          067383109  $2,850     38,000   SH        SOLE                             38,000
------------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC   COM          09063H107  $13,829   455,800   SH        SOLE                            455,800
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE CLUB INC    COM          05548J106  $2,918    100,000   SH        SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                        TITLE OF               FAIR MARKET SHARES OR
                         CLASS          CUSIP      VALUE   PRINCIPAL  SH/ PUT/          SHARED   SHARED OTHER
ISSUER                                  NUMBER     (IN       AMOUNT   PRN CALL  SOLE    DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
                                                THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC     COM          101121101  $7,493     72,508   SH        SOLE                             72,508
------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP    COM          101137107  $1,479    100,000   SH  Call  SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
BOYD GAMING CORP          COM          103304101  $5,770    150,100   SH  Call  SOLE                            150,100
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO   DBCV  9/1    110122AN8  $5,023   5,000,000 PRN        SOLE                           5,000,000
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC   COM          112463104  $27,318   588,500   SH        SOLE                            588,500
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT
INC                       CL A LTD VT  112585104  $24,349   549,150   SH        SOLE                            549,150
                          SH
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES CORP     COM          112723101  $5,632    200,000   SH        SOLE                            200,000
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP
INC                       CL A         12497T101  $10,947   445,000   SH        SOLE                            445,000
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP              COM          151020104  $1,814     41,900   SH        SOLE                             41,900
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP              COM          151020104  $1,814     41,900   SH  Put   SOLE                             41,900
------------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC              COM          156708109  $1,235     20,000   SH        SOLE                             20,000
------------------------------------------------------------------------------------------------------------------------------------
CNX GAS CORP              COM          12618H309  $5,793    250,000   SH        SOLE                            250,000
------------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC       COM          19238U107  $4,613    222,300   SH        SOLE                            222,300
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS
INC NEW                   COM          203668108  $1,826     48,900   SH        SOLE                             48,900
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC               PFD B CV     208464867  $6,746    262,500   SH        SOLE                            262,500
                          5.50%
------------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION
ENERGYGROUP I             COM          210371100  $10,242   173,000   SH        SOLE                            173,000
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP
AMER NEW                  COM NEW      22025Y407  $28,430   657,341   SH        SOLE                            657,341
------------------------------------------------------------------------------------------------------------------------------------
CRESCENT REAL ESTATE
EQUITIE                   COM          225756105  $4,253    195,000   SH        SOLE                            195,000
------------------------------------------------------------------------------------------------------------------------------------
CRYOLIFE INC              PFD CV 6%    228903209   $985      20,000   SH        SOLE                             20,000
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS
INC                       PFD CONV EX  23254L207   $990     196,000   SH        SOLE                            196,000
                          6%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                        TITLE OF               FAIR MARKET SHARES OR
                         CLASS          CUSIP      VALUE   PRINCIPAL  SH/ PUT/          SHARED   SHARED OTHER
ISSUER                                  NUMBER     (IN       AMOUNT   PRN CALL  SOLE    DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
                                                THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                COM          23918K108  $2,818     48,700   SH        SOLE                             48,700
------------------------------------------------------------------------------------------------------------------------------------
DEPOMED INC               COM          249908104  $1,412    346,000   SH        SOLE                            346,000
------------------------------------------------------------------------------------------------------------------------------------
DIGENE CORP               COM          253752109  $1,532     35,500   SH        SOLE                             35,500
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL        SH BEN INT   29476L107  $9,104    180,000   SH        SOLE                            180,000
------------------------------------------------------------------------------------------------------------------------------------
FIVE STAR QUALITY CARE
INC                       COM          33832D106  $10,421   968,500   SH        SOLE                            968,500
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC           COM          345838106  $2,531     50,000   SH  Call  SOLE                             50,000
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR
INC                       COM CL A     35687M107  $30,440   800,000   SH        SOLE                            800,000
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR
INC                       CL B         35687M206  $7,602    200,000   SH        SOLE                            200,000
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD           COM          367299104  $3,730   1,726,979  SH        SOLE                           1,726,979
------------------------------------------------------------------------------------------------------------------------------------
GENERAL GROWTH PPTYS
INC                       COM          370021107  $13,819   290,000   SH        SOLE                            290,000
------------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                COM NEW      37245X203  $12,444   450,721   SH        SOLE                            450,721
------------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL            COM          37250U102  $3,760    400,000   SH        SOLE                            400,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC       COM          375558103  $1,375     20,000   SH        SOLE                             20,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC       COM          375558103  $4,470     65,000   SH  Put   SOLE                             65,000
------------------------------------------------------------------------------------------------------------------------------------
GMH CMNTYS TR             COM          36188G102  $1,490    118,100   SH        SOLE                            118,100
------------------------------------------------------------------------------------------------------------------------------------
HAEMONETICS CORP          COM          405024100  $1,872     40,000   SH        SOLE                             40,000
------------------------------------------------------------------------------------------------------------------------------------
HCA INC                   COM          404119109  $67,352  1,350,000  SH        SOLE                           1,350,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC            COM          42222G108  $1,828     42,000   SH        SOLE                             42,000
------------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC               COM          436440101  $2,829     65,000   SH        SOLE                             65,000
------------------------------------------------------------------------------------------------------------------------------------
HOMEBANC CORP GA          COM          43738R109  $3,277    532,800   SH        SOLE                            532,800
------------------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME SCIENCES
INC                       NOTE 2.250%  444903AK4  $10,058  10,000,000PRN        SOLE                           10,000,000
                          10/1
------------------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP             COM          447011107  $3,569    196,100   SH        SOLE                            196,100
------------------------------------------------------------------------------------------------------------------------------------
INCO LTD                  COM          453258402  $50,864   665,000   SH        SOLE                            665,000
------------------------------------------------------------------------------------------------------------------------------------
INTERMAGNETICS GEN
CORP                      COM          458771102  $8,061    297,991   SH        SOLE                            297,991
------------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS
INC                       NOTE 4.500%  460690AT7  $10,037  9,500,000 PRN        SOLE                           9,500,000
                          3/1
------------------------------------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP COS
INC                       PFD CONV SER 460690308  $23,385   628,800   SH        SOLE                            628,800
                          A
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                        TITLE OF               FAIR MARKET SHARES OR
                         CLASS          CUSIP      VALUE   PRINCIPAL  SH/ PUT/          SHARED   SHARED OTHER
ISSUER                                  NUMBER     (IN       AMOUNT   PRN CALL  SOLE    DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
                                                THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED
INNOVATIONS IN            COM          46126P106  $3,559    102,400   SH        SOLE                            102,400
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                S&P 500      464287200  $5,350     40,000   SH  Put   SOLE                             40,000
------------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC            COM          45031U101  $17,403   417,350   SH        SOLE                            417,350
------------------------------------------------------------------------------------------------------------------------------------
ITURAN LOCATION AND
CONTROL                   SHS          M6158M104   $237      16,197   SH        SOLE                             16,197
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP         NOTE  11/1   46612JAB7  $5,479   6,000,000 PRN        SOLE                           6,000,000
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP              COM          49337W100  $9,540    231,900   SH        SOLE                            231,900
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS    COM          49455P101  $23,591   225,000   SH        SOLE                            225,000
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC                COM          501577100  $1,385     37,000   SH        SOLE                             37,000
------------------------------------------------------------------------------------------------------------------------------------
LONE STAR STEAKHOUSE
SALOON                    COM          542307103  $6,669    240,145   SH        SOLE                            240,145
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA MATLS
INC                       COM          573284106  $5,500     65,000   SH        SOLE                             65,000
------------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP        COM          577914104  $23,339   360,000   SH        SOLE                            360,000
------------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP        COM          577914104  $3,514     54,200   SH  Call  SOLE                             54,200
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP             COM          58155Q103  $2,973     56,400   SH        SOLE                             56,400
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS
INC                       COM          58405U102  $2,272     37,800   SH        SOLE                             37,800
------------------------------------------------------------------------------------------------------------------------------------
MEDICAL PPTYS TRUST INC   COM          58463J304  $5,530    413,000   SH        SOLE                            413,000
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC            COM          589331107  $2,765     66,000   SH        SOLE                             66,000
------------------------------------------------------------------------------------------------------------------------------------
MFA MTG INVTS INC         COM          55272X102  $1,802    241,900   SH        SOLE                            241,900
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW           COM          60467R100  $8,011    293,320   SH        SOLE                            293,320
------------------------------------------------------------------------------------------------------------------------------------
NEUROMETRIX INC           COM          641255104   $817      43,000   SH        SOLE                             43,000
------------------------------------------------------------------------------------------------------------------------------------
NEW RIV PHARMACEUTICALS
INC                       COM          648468205  $2,882    112,000   SH        SOLE                            112,000
------------------------------------------------------------------------------------------------------------------------------------
NEW RIV PHARMACEUTICALS
INC                       COM          648468205  $2,882    112,000   SH  Put   SOLE                            112,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                        TITLE OF               FAIR MARKET SHARES OR
                         CLASS          CUSIP      VALUE   PRINCIPAL  SH/ PUT/          SHARED   SHARED OTHER
ISSUER                                  NUMBER     (IN       AMOUNT   PRN CALL  SOLE    DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
                                                THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN CORP         COM NEW      668074305  $75,907  2,170,000  SH        SOLE                           2,170,000
------------------------------------------------------------------------------------------------------------------------------------
NUVASIVE INC              COM          670704105  $2,041    101,500   SH        SOLE                            101,500
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS
LTD                       CL A         G67743107  $9,528    254,900   SH        SOLE                            254,900
------------------------------------------------------------------------------------------------------------------------------------
PANTRY INC                COM          698657103  $17,555   311,420   SH        SOLE                            311,420
------------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MED GROUP       COM          705324101  $2,736     60,000   SH        SOLE                             60,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM          717081103  $2,836    100,000   SH        SOLE                            100,000
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL PROD DEV
INC                       COM          717124101  $2,837     79,500   SH        SOLE                             79,500
------------------------------------------------------------------------------------------------------------------------------------
PINNACLE ENTMT INC        COM          723456109  $7,992    284,200   SH        SOLE                            284,200
------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL TELECOM SGPS     SPONSORED
SA                        ADR          737273102  $36,564  2,929,719  SH        SOLE                           2,929,719
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                  SH BEN INT   743410102  $8,810    154,391   SH        SOLE                            154,391
------------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS INC COM          74439H108  $1,820     53,400   SH        SOLE                             53,400
------------------------------------------------------------------------------------------------------------------------------------
QUEST RESOURCE CORP       COM          748349305  $4,440    500,000   SH        SOLE                            500,000
------------------------------------------------------------------------------------------------------------------------------------
RETAIL HOLDRS TR          DEP RCPT     76127U101  $15,536   160,000   SH  Put   SOLE                            160,000
------------------------------------------------------------------------------------------------------------------------------------
RSA SEC INC               COM          749719100  $15,109   540,196   SH        SOLE                            540,196
------------------------------------------------------------------------------------------------------------------------------------
SALTON INC                COM          795757103  $2,122    922,601   SH        SOLE                            922,601
------------------------------------------------------------------------------------------------------------------------------------
SAXON CAPITAL INC NEW     COM          80556T106  $37,417  2,665,000  SH        SOLE                           2,665,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP      COM          806605101  $5,666    256,500   SH        SOLE                            256,500
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC              COM          817315104  $2,664     55,000   SH        SOLE                             55,000
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC              COM          817315104  $2,664     55,000   SH  Put   SOLE                             55,000
------------------------------------------------------------------------------------------------------------------------------------
SILVERLEAF RESORTS INC    COM          828395103  $3,076    805,300   SH        SOLE                            805,300
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO
INC                       NOTE         82966UAA1  $18,761  6,605,000 PRN        SOLE                           6,605,000
                          3.500%6/0
------------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP        COM          78440X101  $16,074   143,900   SH        SOLE                            143,900
------------------------------------------------------------------------------------------------------------------------------------




                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY

                        TITLE OF               FAIR MARKET SHARES OR
                         CLASS          CUSIP      VALUE   PRINCIPAL  SH/ PUT/          SHARED   SHARED OTHER
ISSUER                                  NUMBER     (IN       AMOUNT   PRN CALL  SOLE    DEFINED  OTHER  MANAGERS  SOLE SHARED NONE
                                                THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT FIN CORP           COM          848568309  $11,030   950,000   SH        SOLE                            950,000
------------------------------------------------------------------------------------------------------------------------------------
ST JUDE MED INC           DBCV 2.800%  790849AB9  $7,466   7,500,000 PRN        SOLE                           7,500,000
                          12/1
------------------------------------------------------------------------------------------------------------------------------------
ST JUDE MED INC           COM          790849103  $2,922     82,800   SH  Call  SOLE                             82,800
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS
WRLD                      COM          85590A401  $17,417   304,541   SH        SOLE                            304,541
------------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS INC       COM          857689103  $10,328   178,600   SH        SOLE                            178,600
------------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL INVS
INC NEW                   COM          867892101  $5,986    201,400   SH        SOLE                            201,400
------------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC   COM          871508107  $23,776  1,600,000  SH        SOLE                           1,600,000
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC          COM          876664103  $10,538   237,244   SH        SOLE                            237,244
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL FIN
LLC                       DBCV 0.250%  88163VAE9  $7,220   7,500,000 PRN        SOLE                           7,500,000
                          2/0
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ STOCK MARKET INC   COM          631103108   $333      11,000   SH        SOLE                             11,000
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC         COM          889478103  $8,252    293,862   SH        SOLE                            293,862
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC         COM          889478103  $4,212    150,000   SH  Call  SOLE                            150,000
------------------------------------------------------------------------------------------------------------------------------------
UAL CORP                  COM NEW      902549807  $1,807     68,000   SH        SOLE                             68,000
------------------------------------------------------------------------------------------------------------------------------------
UNIVISION COMMUNICATIONS
INC                       CL A         914906102  $49,793  1,450,000  SH        SOLE                           1,450,000
------------------------------------------------------------------------------------------------------------------------------------
USA MOBLITLITY INC        COM          90341G103  $12,619   552,500   SH        SOLE                            552,500
------------------------------------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC        COM          92220P105  $1,847     34,600   SH        SOLE                             34,600
------------------------------------------------------------------------------------------------------------------------------------
VERTEX PHARMACEUTICALS
INC                       COM          92532F100  $1,851     55,000   SH        SOLE                             55,000
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC             COM          94973V107  $2,658     34,500   SH        SOLE                             34,500
------------------------------------------------------------------------------------------------------------------------------------
WENDYS INTL INC           COM          950590109  $9,380    140,000   SH        SOLE                            140,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                     COM          983024100  $2,796     55,000   SH        SOLE                             55,000
------------------------------------------------------------------------------------------------------------------------------------
XENOPORT INC              COM          98411C100   $872      42,800   SH        SOLE                             42,800
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                     $1,242,145
thousands)

